Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands		General Partner Units	Common Units	Total
Beginning balance at Dec. 31, 2019		$ 11,155	$ 611,241	$ 622,396
Net income (loss)		221	11,723	11,944
Cash distributions		(666)	(35,402)	(36,068)
Ending balance at Jun. 30, 2020		10,710	587,562	598,272
Convertible preferred units, beginning balance at Dec. 31, 2019				89,264
Net income				3,600
Cash distributions				(3,600)
Convertible preferred units, ending balance at Jun. 30, 2020				89,264
Beginning balance at Mar. 31, 2020		10,675	585,748	596,423
Net income (loss)		368	19,515	19,883
Cash distributions		(333)	(17,701)	(18,034)
Ending balance at Jun. 30, 2020		10,710	587,562	598,272
Convertible preferred units, beginning balance at Mar. 31, 2020				89,264
Net income				1,800
Cash distributions				(1,800)
Convertible preferred units, ending balance at Jun. 30, 2020				89,264
Beginning balance at Dec. 31, 2020		10,895	597,390	608,285
Net income (loss)		253	13,404	13,657
Cash distributions		(666)	(35,402)	(36,068)
Conversion of preferred units to common units	[1]		4,856	4,856
Ending balance at Jun. 30, 2021		10,482	580,248	590,730
Convertible preferred units, beginning balance at Dec. 31, 2020	[2]			89,264
Conversion of preferred units to common units	[1]			(4,856)
Net income				3,559
Cash distributions				(3,600)
Convertible preferred units, ending balance at Jun. 30, 2021	[2]			84,367
Beginning balance at Mar. 31, 2021		11,048	605,544	616,592
Net income (loss)		(233)	(12,451)	(12,684)
Cash distributions		(333)	(17,701)	(18,034)
Conversion of preferred units to common units	[1]		4,856	4,856
Ending balance at Jun. 30, 2021		$ 10,482	$ 580,248	590,730
Convertible preferred units, beginning balance at Mar. 31, 2021				89,264
Conversion of preferred units to common units	[1]			(4,856)
Net income				1,759
Cash distributions				(1,800)
Convertible preferred units, ending balance at Jun. 30, 2021	[2]			$ 84,367

[1]	On May 27, 2021, Tortoise Direct Opportunities Fund LP, the holder of 416,677 of the Partnership’s Series A Convertible Preferred Units, sold 208,333 of its Series A Preferred Units to KNOT and converted 208,334 Series A Preferred Units to 215,292 common units based on a conversion rate of 1.0334.
[2]	On May 27, 2021, Tortoise Direct Opportunities Fund LP, the holder of 416,677 of the Partnership’s Series A Convertible Preferred Units, sold 208,333 of its Series A Preferred Units to KNOT and converted 208,334 Series A Preferred Units to 215,292 common units based on a conversion rate of 1.0334.